Segment Reporting (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2021 USD ($)
Segment Reporting (Details) [Line Items]
Number of business segments	4	4	4
Total income, percentage	10.00%	10.00%	10.00%
Net interest income	$ (14,949)
Interest on repurchase agreements	3,828
Provisions for loan losses	19,172	$ 22,486		$ 547,106	$ 331,601
Other operating expenses	20,857
Reversal of write-offs of assets received in lieu of payments	3,344
Income taxes	275,969			103,223	$ 173,661
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes				(544,171)
Liabilities	583,027			554,343		$ 683,798
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(814,984)
Assets	51,425,948			45,550,960		60,314,495
Total Liabilities	46,606,976			41,553,879		$ 54,662,605
Retail Sector [Member]
Segment Reporting (Details) [Line Items]
Annual revenue (in Unidad de Fomento) | CLF			CLF 70,000
Wholesale [Member]
Segment Reporting (Details) [Line Items]
Annual revenue (in Unidad de Fomento) | CLF			CLF 70,000
IFRS Adjustments [Member]
Segment Reporting (Details) [Line Items]
Net interest income	(20,857)
Interest on repurchase agreements	(3,933)
Provisions for loan losses	(84,426)
Reversal of write-offs of assets received in lieu of payments	4,579
Income taxes	(97,419)			22,739
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes	(276,491)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(872,449)
Assets	(369,448)			$ (128,730)
Total Liabilities	(128,730)
IFRS Adjustments [Member] | Reclassifications and Adjustments [Member]
Segment Reporting (Details) [Line Items]
Interest on repurchase agreements	(9,302)
Provisions for loan losses	15,673
Reversal of write-offs of assets received in lieu of payments	8,754
Income taxes	(3,978)
Increase (decrease) in assets from deviating allowances for loan losses, acquisitions and deferred taxes	(259,459)
Increase (decrease) in liabilities from provision for minimum dividends and differing allowances for loan losses	(636,997)
ECL [Member]
Segment Reporting (Details) [Line Items]
Provisions for loan losses	354,088
Elimination of intersegment amounts [Member]
Segment Reporting (Details) [Line Items]
Other operating expenses	(21,480)
Other assets	(345,395)
Liabilities	(345,395)
Elimination of intersegment amounts [Member] | Repurchase Agreement [Member]
Segment Reporting (Details) [Line Items]
Net interest income	(21,480)
Other operating expenses	14,949
Total Liabilities	$ (369,448)